FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Changes in Fair Value
	December 31, 2021
	Fair value measurements using input type
	Level 1	Level 2	Total
Cash and cash equivalents:
Money market funds	$2,160		$2,160
Other current assets :
Foreign currency derivative instruments		$65	$65
Total financial assets	$2,160	$65	$2,225

	December 31, 2020
	Fair value measurements using input type
	Level 1	Level 2	Total
Cash and cash equivalents:
Money market funds	$2,158		$2,158
Other current assets:
Foreign currency derivative instruments		$12	$12
Total financial assets	$2,158	$12	$2,170